Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividend
Dividends paid	£ 201	£ 122	£ 139
Proposed dividend per share	£ 0.0593
Proposed dividend	£ 150	130	80
2020 final dividend paid - 5.41p per share
Dividend
Dividends paid			£ 100
Dividends paid per share			£ 0.0541
2021 interim dividend paid - 2.09p per share
Dividend
Dividends paid			£ 39
Dividends paid per share			£ 0.0209
2021 final dividend paid - 4.30p per share
Dividend
Dividends paid		£ 80
Dividends paid per share		£ 0.0430
2022 interim dividend paid - 2.40p per share
Dividend
Dividends paid		£ 42
Dividends paid per share		£ 0.0240
2022 final dividend paid - 5.15p per share
Dividend
Dividends paid	£ 131
Dividends paid per share	£ 5.15
2023 interim dividend paid - 2.75p per share
Dividend
Dividends paid	£ 70
Dividends paid per share	£ 0.0275